AB Active ETF, Inc.

AB US Equity ETF

Portfolio of Investments

August 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.1%
Information Technology – 31.7%
Communications Equipment – 1.3%
Arista Networks, Inc.(a)	1,623	$317,605
Cisco Systems, Inc.	44,510	4,917,910
F5, Inc.(a)	13	5,293
Motorola Solutions, Inc.	7,577	3,677,118

		8,917,926

Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp. - Class A	9,870	1,564,888
CDW Corp./DE	216	32,741
Crane NXT Co.	93	4,548
Vontier Corp.	293	9,438

		1,611,615

IT Services – 0.0%
Accenture PLC - Class A	81	15,371
Amdocs Ltd.	1,450	91,437
DXC Technology Co.(a)	8	90
Gartner, Inc.(a)	8	1,585
GoDaddy, Inc. - Class A(a)	397	38,858
VeriSign, Inc.	615	177,292

		324,633

Semiconductors & Semiconductor Equipment – 17.1%
Analog Devices, Inc.	1,210	438,189
Applied Materials, Inc.	17,128	7,851,304
ASML Holding NV (REG)	1,819	3,085,042
Broadcom, Inc.	60,421	22,376,313
Entegris, Inc.	328	44,375
First Solar, Inc.(a)	2	404
GlobalFoundries, Inc.	6	268
Intel Corp.(a)	55,907	5,004,236
KLA Corp.	4,870	854,441
Lam Research Corp.	1,197	360,883
Marvell Technology, Inc.	226	47,835
Microchip Technology, Inc.	819	60,156
Micron Technology, Inc.	2,741	2,627,879
NVIDIA Corp.	266,636	58,867,896
NXP Semiconductors NV	25,117	5,642,283
ON Semiconductor Corp.(a)	74	5,483
Qnity Electronics, Inc.	1,399	167,083
QUALCOMM, Inc.	3,676	626,684
Skyworks Solutions, Inc.	17	1,139
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	27,699	11,503,949
Texas Instruments, Inc.	9,651	2,518,042
Universal Display Corp.	39	3,244

		122,087,128

Software – 7.2%
Adobe, Inc.(a)	899	263,218
Autodesk, Inc.(a)	405	104,705
Dolby Laboratories, Inc. - Class A	162	9,973
Gen Digital, Inc.	4,388	136,028
Microsoft Corp.	92,219	46,781,776
Oracle Corp.	18,555	2,766,922
Palo Alto Networks, Inc.(a)	567	216,668
PTC, Inc.(a)	729	113,534
Roper Technologies, Inc.	700	297,248
Salesforce, Inc.	422	108,682
ServiceNow, Inc.(a)	3,390	501,686
Trimble, Inc.(a)	1,158	69,411
Tyler Technologies, Inc.(a)	1	372

		51,370,223

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 5.9%
Apple, Inc.	119,074	$37,728,597
HP, Inc.	2,271	68,175
Seagate Technology Holdings PLC	4,975	4,121,191

		41,917,963

		226,229,488

Financials – 13.8%
Banks – 3.5%
Banco Santander SA (Sponsored ADR)	3,634	52,911
Bank of America Corp.	146,645	9,083,191
BOK Financial Corp.	212	28,849
Citigroup, Inc.	9,792	1,288,823
Citizens Financial Group, Inc.	2,275	156,679
Commerce Bancshares, Inc./MO	1,390	80,217
Cullen/Frost Bankers, Inc.	277	44,561
East West Bancorp, Inc.	33	4,186
Fifth Third Bancorp	8,366	449,840
First Citizens BancShares, Inc./NC - Class A	39	84,412
FNB Corp./PA	42	766
Huntington Bancshares, Inc./OH	768	12,814
JPMorgan Chase & Co.	8,064	2,870,945
KeyCorp	890	19,233
M&T Bank Corp.	1,529	357,694
NU Holdings Ltd./Cayman Islands - Class A(a)	174	2,532
PNC Financial Services Group, Inc. (The)	3,515	842,299
Popular, Inc.	5	841
Regions Financial Corp.	3,153	94,212
Truist Financial Corp.	3,901	193,412
US Bancorp	2,863	176,304
Wells Fargo & Co.	107,948	9,325,628
Western Alliance Bancorp	78	6,094
Zions Bancorp NA	263	17,539

		25,193,982

Capital Markets – 4.2%
Ameriprise Financial, Inc.	882	487,843
Ares Management Corp. - Class A	308	44,096
Bank of New York Mellon Corp. (The)	4,124	665,119
Blackrock, Inc.	609	703,766
Blackstone, Inc.	1,939	277,742
Brookfield Asset Management Ltd. - Class A	1,100	56,650
Cboe Global Markets, Inc.	732	219,746
Charles Schwab Corp. (The)	105,115	11,543,729
FactSet Research Systems, Inc.	168	52,676
Franklin Templeton, Inc.	55	1,878
Goldman Sachs Group, Inc. (The)	6,217	6,378,020
Houlihan Lokey, Inc.	24	3,199
Intercontinental Exchange, Inc.	4,064	653,085
KKR & Co., Inc.	1,591	174,565
MarketAxess Holdings, Inc.	147	23,907
Moody’s Corp.	1,109	559,646
Morgan Stanley	3,955	843,681
MSCI, Inc.	75	42,798
Nasdaq, Inc.	5,350	527,564
Northern Trust Corp.	94	17,443
Raymond James Financial, Inc.	25	4,454
S&P Global, Inc.	14,348	6,253,432
SEI Investments Co.	2	222
State Street Corp.	122	23,348
Stifel Financial Corp.	196	15,833
T. Rowe Price Group, Inc.	3,614	402,166
Tradeweb Markets, Inc. - Class A	18	1,939

		29,978,547

Consumer Finance – 0.8%
Ally Financial, Inc.	115	4,854
American Express Co.	1,288	425,259

Company	Shares	U.S. $ Value

Capital One Financial Corp.	21,352	$4,580,217
OneMain Holdings, Inc.	107	6,683
Synchrony Financial	3,782	291,517

		5,308,530

Financial Services – 3.5%
Apollo Global Management, Inc.	1,356	185,202
Berkshire Hathaway, Inc. - Class A(a)	1	756,650
Berkshire Hathaway, Inc. - Class B(a)	3,622	1,825,597
Block, Inc.(a)	8	656
Corpay, Inc.(a)	10	4,043
Fidelity National Information Services, Inc.	239	9,744
Fiserv, Inc.(a)	4,221	225,021
Jack Henry & Associates, Inc.	401	67,332
Mastercard, Inc. - Class A	2,126	1,252,873
MGIC Investment Corp.	131	4,015
PayPal Holdings, Inc.	3,012	158,627
Visa, Inc. - Class A	54,621	20,721,569
Voya Financial, Inc.	30	3,040

		25,214,369

Insurance – 1.8%
Aflac, Inc.	743	86,077
Allstate Corp. (The)	1,136	292,861
American Financial Group, Inc./OH	57	8,125
American International Group, Inc.	630	48,107
Aon PLC - Class A	2,328	748,499
Arch Capital Group Ltd.(a)	88	8,630
Arthur J Gallagher & Co.	2,829	741,622
Assurant, Inc.	22	6,201
Axis Capital Holdings Ltd.	62	6,124
Brown & Brown, Inc.	1,476	106,523
Chubb Ltd.	4,957	1,678,440
Cincinnati Financial Corp.	120	20,388
Everest Group Ltd.	5,784	2,166,976
Fidelity National Financial, Inc.	296	13,749
First American Financial Corp.	37	2,735
Globe Life, Inc.	47	8,116
Hanover Insurance Group, Inc. (The)	58	13,114
Hartford Insurance Group, Inc. (The)	4,620	634,696
Kinsale Capital Group, Inc.	56	20,938
Lincoln National Corp.	1,048	44,634
Loews Corp.	63	6,822
Markel Group, Inc.(a)	4	7,212
Marsh & McLennan Cos., Inc.	9,049	1,717,500
MetLife, Inc.	1,376	130,954
Old Republic International Corp.	3	125
Principal Financial Group, Inc.	50	5,508
Progressive Corp. (The)	8,081	1,762,304
Prudential Financial, Inc.	638	75,029
Reinsurance Group of America, Inc. - Class A	506	124,496
RenaissanceRe Holdings Ltd.	351	115,002
RLI Corp.	33	2,095
Travelers Cos., Inc. (The)	5,190	1,899,177
Unum Group	36	3,356
W R Berkley Corp.	2,530	170,927
White Mountains Insurance Group Ltd.	2	4,204
Willis Towers Watson PLC	1,017	344,305

		13,025,571

		98,720,999

Communication Services – 11.3%
Diversified Telecommunication Services – 0.2%
AT&T, Inc.	3,258	84,350
Comcast Corp. - Class A	14,621	389,211
Liberty Capital Corp.(a)	84	2,243
Liberty Capital Corp. - Class C(a)	225	5,856
Liberty Global Ltd. - Class C(a)	2,356	24,714

Verizon Communications, Inc.	23,280	1,164,466

		1,670,840

Company	Shares	U.S. $ Value

Entertainment – 1.4%
Liberty Live Holdings, Inc. - Class A(a)	140	$13,927
Liberty Live Holdings, Inc. - Class C(a)	538	55,694
Liberty Media Corp.-Liberty Formula One - Class A(a)	70	6,444
Liberty Media Corp.-Liberty Formula One - Class C(a)	879	87,856
Spotify Technology SA(a)	9	4,893
Walt Disney Co. (The)	89,014	9,573,456

		9,742,270

Interactive Media & Services – 9.0%
Alphabet, Inc. - Class A	46,056	15,629,104
Alphabet, Inc. - Class C	78,646	26,378,655
Meta Platforms, Inc. - Class A	35,070	20,071,964
People, Inc.(a)	250	9,570
Reddit, Inc. - Class A(a)	14,045	2,075,991

		64,165,284

Media – 0.0%
Charter Communications, Inc. - Class A(a)	280	42,683
Fox Corp. - Class A	33	2,223
Fox Corp. - Class B	28	1,686
New York Times Co. (The) - Class A	1,083	72,854
News Corp. - Class A	71	2,180
News Corp. - Class B	38	1,308
Omnicom Group, Inc.	374	32,736
Sirius XM Holdings, Inc.	4,220	118,877

		274,547

Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc.	28,355	5,116,376

		80,969,317

Industrials – 9.9%
Aerospace & Defense – 2.2%
Airbus SE (ADR)	52,453	2,986,149
Axon Enterprise, Inc.(a)	5	2,833
BAE Systems PLC (Sponsored ADR)	37,508	4,057,991
Boeing Co. (The)(a)	399	82,904
General Dynamics Corp.	1,430	531,031
General Electric Co.	838	281,325
HEICO Corp. - Class A	560	136,735
Hexcel Corp.	6,144	569,364
Honeywell Aerospace, Inc.(a)	670	105,934
Howmet Aerospace, Inc.	393	96,265
L3Harris Technologies, Inc.	711	189,304
Lockheed Martin Corp.	383	214,951
Northrop Grumman Corp.	573	309,248
RTX Corp.	29,897	6,210,504
Textron, Inc.	1,279	103,036
TransDigm Group, Inc.	166	194,509

		16,072,083

Air Freight & Logistics – 0.0%
GXO Logistics, Inc.(a)	228	10,883
United Parcel Service, Inc. - Class B	984	102,562

		113,445

Building Products – 0.3%
A O Smith Corp.	705	41,687
Allegion PLC	180	27,945
Armstrong World Industries, Inc.	57	9,837
Carlisle Cos., Inc.	232	80,406
Carrier Global Corp.	21,450	1,248,819
Johnson Controls International PLC	801	110,730
Lennox International, Inc.	484	185,198
Masco Corp.	999	72,088
Owens Corning	17	2,348

Company	Shares	U.S. $ Value

Trane Technologies PLC	1,172	$520,837

		2,299,895

Commercial Services & Supplies – 0.7%
Cintas Corp.	3,796	765,995
Clean Harbors, Inc.(a)	10	3,153
Copart, Inc.(a)	4,691	154,756
RB Global, Inc.	372	31,464
Republic Services, Inc.	459	101,402
Rollins, Inc.	346	12,480
Veralto Corp.	37,402	3,686,715
Waste Management, Inc.	2,897	634,211

		5,390,176

Construction & Engineering – 0.1%
AECOM	1,673	112,810
API Group Corp.(a)	48	1,884
Quanta Services, Inc.	575	349,077
Valmont Industries, Inc.	85	39,921

		503,692

Electrical Equipment – 2.9%
AMETEK, Inc.	2,160	507,967
Eaton Corp. PLC	23,087	9,278,204
Emerson Electric Co.	3,153	480,643
GE Vernova, Inc.	10,943	9,832,614
Generac Holdings, Inc.(a)	37	6,859
Hubbell, Inc.	74	33,522
nVent Electric PLC	885	133,414
Regal Rexnord Corp.	56	8,873
Rockwell Automation, Inc.	466	197,784
Sensata Technologies Holding PLC	349	14,320

		20,494,200

Ground Transportation – 1.5%
CSX Corp.	168,547	8,513,309
Norfolk Southern Corp.	1,803	618,050
Ryder System, Inc.	3	734
Uber Technologies, Inc.(a)	2,531	191,470
Union Pacific Corp.	4,306	1,294,685

		10,618,248

Industrial Conglomerates – 0.0%
3M Co.	712	122,343
Honeywell International, Inc.	765	163,350

		285,693

Machinery – 1.1%
Allison Transmission Holdings, Inc.	34	4,274
Caterpillar, Inc.	151	120,418
Crane Co.	86	17,636
Deere & Co.	7,437	4,870,566
Fortive Corp.	655	38,540
IDEX Corp.	194	44,356
Illinois Tool Works, Inc.	3,586	987,477
Nordson Corp.	260	83,647
Otis Worldwide Corp.	636	45,239
PACCAR, Inc.	2,985	370,528
Parker-Hannifin Corp.	176	172,381
Pentair PLC	114	6,892
Snap-on, Inc.	474	183,111
Westinghouse Air Brake Technologies Corp.	2,190	626,187
Xylem, Inc./NY	1,477	162,633

		7,733,885

Marine Transportation – 0.0%
Kirby Corp.(a)	60	8,511

Professional Services – 0.4%
Automatic Data Processing, Inc.	5,497	1,573,022
Broadridge Financial Solutions, Inc.	2,554	465,798

Company	Shares	U.S. $ Value

Equifax, Inc.	17	$3,216
Genpact Ltd.	574	21,801
Jacobs Solutions, Inc.	5	745
Leidos Holdings, Inc.	72	10,095
Mobility Global, Inc.	696	14,129
Paychex, Inc.	1,796	228,703
SS&C Technologies Holdings, Inc.	97	8,048
TransUnion	1,232	104,609
Verisk Analytics, Inc.	575	111,423

		2,541,589

Trading Companies & Distributors – 0.7%
Fastenal Co.	4,497	221,747
Ferguson Enterprises, Inc.	2	449
MSC Industrial Direct Co., Inc. - Class A	20	2,378
United Rentals, Inc.	3,802	3,946,476
Watsco, Inc.	578	179,076
WW Grainger, Inc.	345	451,774

		4,801,900

		70,863,317

Health Care – 9.5%
Biotechnology – 0.7%
AbbVie, Inc.	2,406	616,947
Amgen, Inc.	616	264,806
Biogen, Inc.(a)	372	80,594
Gilead Sciences, Inc.	810	118,535
Regeneron Pharmaceuticals, Inc.	51	40,753
Vertex Pharmaceuticals, Inc.(a)	6,910	3,762,633

		4,884,268

Health Care Equipment & Supplies – 1.3%
Abbott Laboratories	6,514	718,885
Baxter International, Inc.	119	3,094
Becton Dickinson & Co.	1,109	208,614
Boston Scientific Corp.(a)	1,029	49,701
Dexcom, Inc.(a)	784	71,391
Edwards Lifesciences Corp.(a)	4,194	380,605
GE HealthCare Technologies, Inc.	1,327	94,522
IDEXX Laboratories, Inc.(a)	192	106,884
Intuitive Surgical, Inc.(a)	810	305,257
Medtronic PLC	40,949	3,712,027
Penumbra, Inc.(a)	45	14,539
ResMed, Inc.	132	31,693
Solventum Corp.(a)	3,277	298,404
STERIS PLC	803	186,810
Stryker Corp.	9,566	3,097,471
Teleflex, Inc.	265	37,643
Zimmer Biomet Holdings, Inc.	1,146	114,646

		9,432,186

Health Care Providers & Services – 2.3%
Cardinal Health, Inc.	606	142,180
Cencora, Inc.	1,354	438,154
Centene Corp.(a)	553	35,580
Cigna Group (The)	1,796	495,840
CVS Health Corp.	2,486	233,460
DaVita, Inc.(a)	8	1,408
Elevance Health, Inc.	2,442	958,583
Encompass Health Corp.	19,750	2,374,147
HCA Healthcare, Inc.	991	410,720
Labcorp Holdings, Inc.	1,215	404,182
McKesson Corp.	289	255,857
Molina Healthcare, Inc.(a)	6	1,193
Quest Diagnostics, Inc.	222	53,347
UnitedHealth Group, Inc.	27,494	10,706,439
Universal Health Services, Inc. - Class B	19	3,236

		16,514,326

Company	Shares	U.S. $ Value

Health Care Technology – 0.0%
Veeva Systems, Inc. - Class A(a)	357	$101,991

Life Sciences Tools & Services – 2.7%
Agilent Technologies, Inc.	230	35,319
Danaher Corp.	2,427	518,310
IQVIA Holdings, Inc.(a)	24,257	6,335,686
Mettler-Toledo International, Inc.(a)	11	15,457
QIAGEN NV	601	26,017
Thermo Fisher Scientific, Inc.	16,916	10,438,864
Waters Corp.(a)	5,281	2,189,661
West Pharmaceutical Services, Inc.	23	7,845

		19,567,159

Pharmaceuticals – 2.5%
Eli Lilly & Co.	5,613	6,492,726
Johnson & Johnson	3,485	926,487
Merck & Co., Inc.	67,962	10,042,065
Pfizer, Inc.	1,391	39,588
Zoetis, Inc.	72	5,551

		17,506,417

		68,006,347

Consumer Discretionary – 7.8%
Automobile Components – 0.0%
Gentex Corp.	10,359	231,731

Broadline Retail – 4.8%
Amazon.com, Inc.(a)	132,020	34,294,835
Coupang, Inc.(a)	62	996
Ollie’s Bargain Outlet Holdings, Inc.(a)	18	1,358

		34,297,189

Distributors – 0.0%
Genuine Parts Co.	573	77,739

Diversified Consumer Services – 0.1%
H&R Block, Inc.	85	4,390
Service Corp. International/US	3,690	301,252

		305,642

Hotels, Restaurants & Leisure – 0.5%
Airbnb, Inc. - Class A(a)	6	1,099
Aramark	2,314	130,301
Booking Holdings, Inc.	450	89,591
Churchill Downs, Inc.	102	8,923
Hilton Worldwide Holdings, Inc.	258	81,600
Hyatt Hotels Corp. – Class A	16,541	2,761,851
Marriott International, Inc./MD - Class A	200	68,352
McDonald’s Corp.	1,388	365,794
Yum! Brands, Inc.	303	46,453

		3,553,964

Household Durables – 0.0%
Garmin Ltd.	584	165,920
Lennar Corp. - Class B	6	494
Mohawk Industries, Inc.(a)	6	769

		167,183

Specialty Retail – 2.4%
AutoNation, Inc.(a)	11	2,214
AutoZone, Inc.(a)	2,074	6,203,832
Best Buy Co., Inc.	586	46,968
Burlington Stores, Inc.(a)	15	3,896
Floor & Decor Holdings, Inc. - Class A(a)	399	20,058
Gap, Inc. (The)	682	15,215
Home Depot, Inc. (The)	15,151	4,966,952
Lithia Motors, Inc.	15	5,510
Lowe’s Cos., Inc.	3,565	729,755
Murphy USA, Inc.	50	25,770
O’Reilly Automotive, Inc.(a)	7,326	650,549

Company	Shares	U.S. $ Value

Penske Automotive Group, Inc.	102	$22,092
Ross Stores, Inc.	4,613	1,054,255
TJX Cos., Inc. (The)	26,051	3,488,489
Tractor Supply Co.	264	9,214
Valvoline, Inc.(a)	984	31,547

		17,276,316

Textiles, Apparel & Luxury Goods – 0.0%
Columbia Sportswear Co.	177	10,160
PVH Corp.	15	1,112

		11,272

		55,921,036

Consumer Staples – 3.1%
Beverages – 1.3%
Coca-Cola Co. (The)	62,499	5,541,786
Coca-Cola Consolidated, Inc.	230	44,981
Constellation Brands, Inc. - Class A	46	6,009
Monster Beverage Corp.(a)	75,792	3,480,369
PepsiCo, Inc.	4,116	577,639

		9,650,784

Consumer Staples Distribution & Retail – 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	1,423	128,995
Costco Wholesale Corp.	3,586	3,384,789
Dollar Tree, Inc.(a)	2,533	320,652
Kroger Co. (The)	3,005	172,908
Performance Food Group Co.(a)	34	3,372
Sysco Corp.	2,160	175,133
Walmart, Inc.	38,508	4,038,334

		8,224,183

Food Products – 0.2%
Archer-Daniels-Midland Co.	861	69,991
Campbell’s Co. (The)	160	3,789
Conagra Brands, Inc.	1,197	19,176
General Mills, Inc.	1,188	48,946
Hershey Co. (The)	162	28,546
Hormel Foods Corp.	817	17,851
Ingredion, Inc.	300	31,038
J M Smucker Co. (The)	65	8,525
Kraft Heinz Co. (The)	3,555	91,257
McCormick & Co., Inc./MD	617	33,454
Mondelez International, Inc. - Class A	17,629	1,094,232
Post Holdings, Inc.(a)	93	7,752
Tyson Foods, Inc. - Class A	243	13,399

		1,467,956

Household Products – 0.2%
Church & Dwight Co., Inc.	1,269	126,621
Colgate-Palmolive Co.	1,296	116,407
Kimberly-Clark Corp.	1,061	114,535
Procter & Gamble Co. (The)	8,960	1,300,275

		1,657,838

Tobacco – 0.2%
Altria Group, Inc.	10,792	739,036
Philip Morris International, Inc.	2,824	528,935

		1,267,971

		22,268,732

Energy – 2.5%
Energy Equipment & Services – 0.1%
Baker Hughes Co.	3,537	224,776
Halliburton Co.	1,503	55,385
SLB Ltd.	2,707	162,691

		442,852

Oil, Gas & Consumable Fuels – 2.4%
APA Corp.	979	42,244
Cheniere Energy, Inc.	617	179,973

Company	Shares	U.S. $ Value

Chevron Corp.	7,120	$1,467,717
ConocoPhillips	6,424	851,116
Devon Energy Corp.	705	34,200
Diamondback Energy, Inc.	73	14,635
DT Midstream, Inc.	2,074	271,735
EOG Resources, Inc.	52,464	7,605,181
EQT Corp.	3,275	177,439
ExxonMobil Holdings Corp.	35,891	5,776,656
Kinder Morgan, Inc.	2,199	70,896
Occidental Petroleum Corp.	2,326	139,979
ONEOK, Inc.	3,583	344,004
Ovintiv, Inc.	8	525
Phillips 66	394	97,152
Targa Resources Corp.	655	192,341
Texas Pacific Land Corp.	190	71,125
Williams Cos., Inc. (The)	2,035	152,727

		17,489,645

		17,932,497

Materials – 1.9%
Chemicals – 1.6%
Air Products & Chemicals, Inc.	2,537	785,100
Axalta Coating Systems Ltd.(a)	133	4,844
CF Industries Holdings, Inc.	140	18,204
Corteva, Inc.	55,573	4,703,143
Dow, Inc.	3,133	95,619
Eastman Chemical Co.	97	7,027
Ecolab, Inc.	2,739	775,685
International Flavors & Fragrances, Inc.	28	2,417
Linde PLC	9,964	4,878,175
LyondellBasell Industries NV - Class A	185	12,040
Mosaic Co. (The)	411	9,913
NewMarket Corp.	13	11,670
Olin Corp.	19	331
RPM International, Inc.	295	30,710
Sherwin-Williams Co. (The)	1,308	443,163
Westlake Corp.	115	8,633

		11,786,674

Construction Materials – 0.3%
CRH PLC	190	17,915
Eagle Materials, Inc.	5,711	1,109,419
Martin Marietta Materials, Inc.	872	452,306
Vulcan Materials Co.	1,196	322,418

		1,902,058

Containers & Packaging – 0.0%
Amcor PLC	1	46
AptarGroup, Inc.	715	94,108
Avery Dennison Corp.	12	2,089
Packaging Corp. of America	11	2,574

		98,817

Metals & Mining – 0.0%
Nucor Corp.	69	17,225
Reliance, Inc.	101	38,789

		56,014

		13,843,563

Utilities – 1.4%
Electric Utilities – 1.1%
Alliant Energy Corp.	1,471	99,999
American Electric Power Co., Inc.	38,710	4,739,265
Constellation Energy Corp.	567	155,795
Duke Energy Corp.	2,670	320,160
Edison International	1,671	90,201
Entergy Corp.	3,894	413,971
Evergy, Inc.	153	12,396
Eversource Energy	2,394	167,915

Company	Shares	U.S. $ Value

Exelon Corp.	4,376	$191,319
FirstEnergy Corp.	504	23,113
NextEra Energy, Inc.	10,850	893,389
NRG Energy, Inc.	26	2,863
PG&E Corp.	261	3,463
Pinnacle West Capital Corp.	60	5,858
PPL Corp.	1,343	45,837
Southern Co. (The)	1,998	175,824
Xcel Energy, Inc.	288	21,799

		7,363,167

Gas Utilities – 0.0%
Atmos Energy Corp.	110	18,274
MDU Resources Group, Inc.	1,577	31,414
UGI Corp.	14	538

		50,226

Independent Power and Renewable Electricity Producers – 0.0%
AES Corp. (The)	2,958	43,601
Brookfield Renewable Corp.	97	3,119
Vistra Corp.	584	80,224

		126,944

Multi-Utilities – 0.3%
Ameren Corp.	4,632	491,038
CenterPoint Energy, Inc.	140	5,544
CMS Energy Corp.	57	3,879
Consolidated Edison, Inc.	2,221	237,692
Dominion Energy, Inc.	3,399	224,368
DTE Energy Co.	641	86,939
NiSource, Inc.	11,004	450,284
Public Service Enterprise Group, Inc.	4,481	328,592
Sempra	3,072	250,982
WEC Energy Group, Inc.	537	57,013

		2,136,331

Water Utilities – 0.0%
American Water Works Co., Inc.	267	36,907
Essential Utilities, Inc.	898	36,971

		73,878

		9,750,546

Real Estate – 1.2%
Health Care REITs – 0.0%
Healthcare Realty Trust, Inc.	5	95
Medical Properties Trust, Inc.	46	183
Ventas, Inc.	1,092	99,558
Welltower, Inc.	640	151,193

		251,029

Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	18	395

Industrial REITs – 0.1%
Americold Realty Trust, Inc.	2	30
EastGroup Properties, Inc.	12	2,394
First Industrial Realty Trust, Inc.	127	7,859
Prologis, Inc.	1,883	263,469

		273,752

Office REITs – 0.0%
BXP, Inc.	43	2,923
Vornado Realty Trust	881	32,932

		35,855

Real Estate Management & Development – 0.0%
CBRE Group, Inc. - Class A(a)	1,022	149,018
CoStar Group, Inc.(a)	20	642
Jones Lang LaSalle, Inc.(a)	44	16,098

		165,758

Company	Shares	U.S. $ Value

Residential REITs – 0.0%
American Homes 4 Rent - Class A	101	$3,363
Essex Property Trust, Inc.	64	18,109
Mid-America Apartment Communities, Inc.	251	32,341
Sun Communities, Inc.	99	12,021
Vivmark Residential	1,477	96,212

		162,046

Retail REITs – 0.1%
Federal Realty Investment Trust	14	1,624
Kimco Realty Corp.	984	23,331
Realty Income Corp.	1,289	78,990
Regency Centers Corp.	1	75
Simon Property Group, Inc.	1,078	228,881

		332,901

Specialized REITs – 1.0%
American Tower Corp.	1,223	214,881
Crown Castle, Inc.	963	73,323
CubeSmart	296	11,757
Digital Realty Trust, Inc.	18,047	3,349,343
Equinix, Inc.	196	205,157
Extra Space Storage, Inc.	19,369	2,732,966
Iron Mountain, Inc.	1,743	201,055
Lamar Advertising Co. - Class A	1	149
Millrose Properties, Inc.	33	1,004
Public Storage	21	6,447
Rayonier, Inc.	400	8,200
SBA Communications Corp.	2	379
VICI Properties, Inc.	3,718	95,367
Weyerhaeuser Co.	507	11,848

		6,911,876

		8,133,612

Total Common Stocks (cost $348,966,965)		672,639,454

INVESTMENT COMPANIES – 5.6%
Funds and Investment Trusts – 5.6%(b)
First Trust Cloud Computing ETF	164	27,116
First Trust Health Care AlphaDEX Fund	579	76,943
First Trust Nasdaq Oil & Gas ETF	1,971	79,810
First Trust Nasdaq-100 Select Equal Weight ETF	270	44,582
Invesco KBW Bank ETF	798	76,113
Invesco QQQ Trust Series 1	3,759	2,694,301
Invesco S&P 500 Equal Weight ETF	362	79,419
iShares Core Dividend Growth ETF	836	66,061
iShares Core S&P 500 ETF	2,129	1,640,905
iShares Core S&P Mid-Cap ETF	4,672	352,035
iShares Core S&P Total U.S. Stock Market ETF	972	163,218
iShares Core S&P U.S. Growth ETF	2,175	414,577
iShares Core U.S. REIT ETF	51	3,347
iShares Dow Jones U.S. ETF	93	17,376
iShares ESG MSCI KLD 400 ETF	640	94,074
iShares ESG Optimized MSCI USA ETF - Class U	1,897	300,437
iShares Global 100 ETF	590	85,048
iShares MSCI USA Min Vol Factor ETF	982	99,693
iShares MSCI USA Quality Factor ETF	3,362	748,448
iShares Residential & Multisector Real Estate ETF	100	9,377
iShares Russell 1000 ETF	450	188,946
iShares Russell 1000 Growth ETF	2,124	260,636
iShares Russell 1000 Value ETF	1,194	306,751
iShares Russell Mid-Cap Value ETF	5	849
iShares S&P 500 Growth ETF	9,241	1,290,044
iShares S&P 500 Value ETF	362	85,624
iShares S&P Mid-Cap 400 Value ETF	180	26,375

Company	Shares	U.S. $ Value

iShares Select Dividend ETF	525	$85,312
iShares Semiconductor ETF	222	113,451
iShares U.S. Aerospace & Defense ETF	489	111,663
iShares U.S. Energy ETF	427	28,861
iShares U.S. Equity Factor ETF	43,508	3,407,547
iShares U.S. Technology ETF	829	208,311
Schwab Fundamental U.S. Large Co. ETF	1,970	63,789
Schwab U.S. Large-Cap Growth ETF	307	10,948
Schwab US Large-Cap ETF	31,624	955,993
State Street Communication Services Select Sector SPDR ETF	1,023	114,024
State Street Consumer Discretionary Select Sector SPDR ETF	1,528	178,149
State Street Consumer Staples Select Sector SPDR ETF	1,299	110,389
State Street Energy Select Sector SPDR ETF	7,905	505,604
State Street Financial Select Sector SPDR ETF	20,085	1,159,105
State Street Health Care Select Sector SPDR ETF	3,847	656,067
State Street Industrial Select Sector SPDR ETF	4,768	835,020
State Street Materials Select Sector SPDR ETF	744	39,201
State Street Real Estate Select Sector SPDR ETF	710	31,318
State Street SPDR Portfolio S&P 500 Growth ETF	2,887	349,009
State Street SPDR Portfolio S&P 500 Value ETF	7,094	449,405
State Street SPDR S&P 500 ETF Trust	3,189	2,446,122
State Street SPDR S&P Dividend ETF	888	138,741
State Street SPDR S&P MidCap 400 ETF Trust	12	8,246
State Street Technology Select Sector SPDR ETF	262	48,863
State Street Utilities Select Sector SPDR ETF	1,812	76,521
VanEck Biotech ETF	300	70,919
Vanguard Consumer Discretionary ETF	661	258,709
Vanguard Dividend Appreciation ETF	5,042	1,220,517
Vanguard Energy ETF	360	64,861
Vanguard Financials ETF	282	39,751
Vanguard Health Care ETF	107	34,236
Vanguard High Dividend Yield ETF	969	158,790
Vanguard Industrials ETF	2,679	899,474
Vanguard Morningstar Growth ETF	4,680	412,963
Vanguard Morningstar Large-Cap ETF	14	4,948
Vanguard Morningstar Mega Cap Growth ETF	4,910	441,409
Vanguard Morningstar Mega Cap Value ETF	3,890	650,136
Vanguard Morningstar Mid-Cap ETF – Class E	43,312	3,554,183
Vanguard Morningstar Mid-Cap Value ETF – Class V	200	41,310
Vanguard Morningstar Total Stock Market ETF	19,544	7,390,564
Vanguard Morningstar Value ETF	528	118,721
Vanguard S&P 500 ETF	4,584	3,231,216

Total Investment Companies (cost $13,775,259)		39,956,471

RIGHTS – 0.0%
Financials – 0.0%
Capital Markets – 0.0%
Hologic, Inc. (CVR)(a) (c) (d) (cost $37)	3,718	37

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(b) (e) (f) (cost $1,914,098)	1,914,098	1,914,098

Total Investments – 100.0% (cost $364,656,359)(g)		714,510,060
Other assets less liabilities – 0.0%		199,543

Net Assets – 100.0%		$714,709,603

(a)	Non-income producing security.
(b)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

As of August 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $353,011,060 and gross unrealized depreciation of investments was $3,157,359, resulting in net unrealized appreciation of $349,853,701.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Rights

ESG – Environmental, Social and Governance

ETF – Exchange Traded Fund

KBW – Keefe, Bruyette and Woods KLD – Kinder, Lydenberg and Domini

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers Automated Quotations

REG – Registered Shares

REIT – Real Estate Investment Trust

SPDR – Standard & Poor’s Depository Receipts

AB Active ETF, Inc.

AB US Equity ETF

August 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$672,639,454	$-0-	$-0-	$672,639,454
Investment Companies	39,956,471	-0-	-0-	39,956,471
Rights	-0-	-0-	37	37
Short-Term Investments	1,914,098	-0-	-0-	1,914,098

Total Investments in Securities	714,510,023	-0-	37	714,510,060
Other Financial Instruments(b)	-0-	-0-	-0-	-0-

Total	$714,510,023	$-0-	$37	$714,510,060

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the period ended August 31, 2026 is as follows:

Fund	Market Value 12/15/2025^ (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$-0-	$10,978	$9,064	$1,914	$43

^	Commencement of operations.